Note 4 - Fair Value Measurements (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Fair Value Measurements (Details) [Line Items]
Long-term Debt, Fair Value		$ 775,000,000	$ 775,000,000
Goodwill, Gross		45,260,000	45,260,000	261,056,000	295,132,000
Goodwill, Impairment Loss	202,700,000	202,700,000
Other Asset Impairment Charges			78,800,000
Impairment of Intangible Assets (Excluding Goodwill)		76,200,000	76,200,000
U.S. and Australian Segments [Member]
Note 4 - Fair Value Measurements (Details) [Line Items]
Goodwill, Gross		202,700,000	202,700,000
Goodwill, Fair Value Disclosure		0	0
Goodwill, Impairment Loss			$ 202,700,000